Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jamie M. Gershkow

(215) 564-8543

jgershkow@stradley.com

1933 Act Rule 485(a)
1933 Act File No. 033-91770
Act File No. 811-09038

February 27, 2015

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	The Olstein Funds (the “Registrant”) File Nos. 33-91770 and 811-09038

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 36/37 (the “Amendment”) to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).  The Registrant is filing this Amendment for the purpose of registering a new class of shares, the Advisor Class shares of the Olstein Strategic Opportunities Fund, with the Registrant’s Registration Statement.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8543 or Michael P. O’Hare at (215) 564-8198 with any questions.

Sincerely,
/s/ Jamie M. Gershkow
Jamie M. Gershkow, Esq.

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